Goodwill and Intangible Assets (Summary of the Components of Intangible Assets ) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Cost	$ 236,552	$ 254,810
Accumulated amortization	(157,779)	(136,915)
Total finite-lived intangible assets, net	78,773	117,895
Total indefinite-lived intangible assets	6,209	11,355
Total intangible assets, gross	242,761	266,165
Total intangible assets, net	84,982	129,250
Trade Names [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	4,000	4,000
Medical Licenses and Other Indefinite-Lived Intangible Assets [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	2,209	7,355
Capitalized Software Costs [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Cost	180,855	194,941
Accumulated amortization	(118,391)	(98,004)
Total finite-lived intangible assets, net	62,464	96,937
Physician Income Guarantee Contracts [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Cost	11,355	16,594
Accumulated amortization	(6,329)	(9,560)
Total finite-lived intangible assets, net	5,026	7,034
Other Finite-Lived Intangible Assets [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Cost	44,342	43,275
Accumulated amortization	(33,059)	(29,351)
Total finite-lived intangible assets, net	$ 11,283	$ 13,924